S000041917 [Member] Investment Objectives and Goals - AMG Boston Common Global Impact Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG Boston Common Global Impact Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	AMG Boston Common Global Impact Fund (the "Fund") seeks long-term capital appreciation.